Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Contractors [Abstract]
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract

Note 14 – Costs and estimated earnings in excess of billings on uncompleted contract

The Company has two long-term contracts in progress during the nine months ended September 30, 2020, one of which was completed. Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	Normandy	Gateway Village	Total

Contract Revenues	640,998	6,692,266
Estimated cost of goods sold (COGS)	578,118	4,960,215

Estimated Gross Profit	62,880	1,732,051
Gross Margin	10%	26%

COGS in 2019	199,482	1,444,397
COGS in nine months ended September 30, 2020	329,201	3,475,730	$3,804,931
Total actual COGS	528,683	4,920,127

Percentage of completion (POC)	100%	99%

Revenues – POC	640,998	6,632,993
less: previously recognized	(220,886)	(1,496,680)
recognized in nine months ended September 30, 2020	420,112	5,136,313	$5,556,425

Bill to Date	$640,998	$6,492,274	$7,133,272

Costs and estimated earnings in excess of billings on uncompleted contract	$-	$140,719	$140,719

Contract assets represent revenue recognized in excess of amounts billed and include unbilled receivables (typically for cost reimbursable contracts), which was $140,719 as of September 30, 2020. Unbilled receivables, which represent an unconditional right to payment subject only to the passage of time, are reclassified to accounts receivable when they are billed under the terms of the contract. Contract liabilities represent amounts billed to clients in excess of revenue recognized to date, which was $0 as of September 30, 2020. The Company recognized revenue of $5,556,425 during the nine months ended September 30, 2020 in connection with such contract assets. The Company anticipates that substantially all incurred costs associated with contract assets as of September 30, 2020 will be billed and collected within one year.

Note 11 – Billing in Excess of Costs and Estimated Earnings

The Company has two long-term contracts in progress at December 31, 2019. Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	Normandy	Gateway Village	Total

Contract Revenues	640,998	6,692,266
Estimated cost of goods sold (COGS)	578,118	4,725,912

Estimated Gross Profit	62,880	1,966,354
Gross Margin	10%	29%

COGS in 2019	199,482	1,444,397	$1,643,879
Total actual COGS	199,482	1,444,397

Percentage of completion	35%	31%

Revenues - POC	220,886	1,496,680
less: previously recognized	-	-
recognized in 2019	220,886	1,496,680	$1,717,566

Bill to Date	$302,999	$3,072,565	$3,375,564

Billing in excess of costs and estimated earnings	$82,113	$1,575,885	$1,657,998

Contract assets represent revenue recognized in excess of amounts billed and include unbilled receivables (typically for cost reimbursable contracts), which was $0 as of December 31, 2019. Unbilled receivables, which represent an unconditional right to payment subject only to the passage of time, are reclassified to accounts receivable when they are billed under the terms of the contract. Contract liabilities represent amounts billed to clients in excess of revenue recognized to date, which was $1,657,998 as of December 31, 2019. The company recognized revenue of $1,717,566 during the year ended December 31, 2019. The company anticipates that substantially all incurred cost associated with contract assets as of December 31, 2019 will be billed and collected within one year.